EQUITY - Redemption-Exchange Units Held by Brookfield (Details)	6 Months Ended
Jun. 30, 2020 shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	80,890,659
Repurchased and canceled	(560,491)
Balance at end of period	80,330,168
Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of classes of share capital [line items]
Balance at beginning of period	69,705,497
Repurchased and canceled	0
Balance at end of period	69,705,497